CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2020	Dec. 31, 2019	Oct. 31, 2019	Oct. 30, 2019	Oct. 29, 2019
Ordinary Shares
Par value			$ 0.01
Ordinary shares authorized					100,000
Ordinary shares outstanding	7,004,900	7,004,900
Class A ordinary shares
Ordinary Shares
Par value	$ 0.01	$ 0.01	$ 0.01
Ordinary shares authorized	70,000,000	70,000,000	70,000,000	700,000	71,369
Ordinary Shares issued	9,192,660	7,004,900
Ordinary shares outstanding	9,192,660	7,004,900
Class B ordinary shares
Ordinary Shares
Par value	$ 0.01	$ 0.01	$ 0.01
Ordinary shares authorized	30,000,000	30,000,000	30,000,000	300,000	28,631
Ordinary Shares issued	2,863,100	2,863,100
Ordinary shares outstanding	2,863,100	2,863,100